STONE RIDGE TRUST (the “Trust”)
Securities Act Registration No: 333-184477
Investment Company Registration No: 811-22761

Stone Ridge Trust
Stone Ridge International Master Variance Risk Premium Fund

March 11, 2014

EXPLANATORY NOTE

On behalf of the Stone Ridge International Master Variance Risk Premium Fund, a series of Stone Ridge Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on February 19, 2014; such form of Supplement (Accession Number 0000894189-14-000816) is incorporated by reference into this Rule 497 Document.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE